Fair Value Measurement - Summary of Activities Related to Fair Value of the Guarantee Derivatives (Details) - Guarantee Derivative Assets or Liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of guarantee derivative liabilities at beginning of the year (Level 3)	¥ 861,304	¥ 1,473,853	¥ 252,613
Cash collection	5,512,818	4,436,911	3,107,316
Net cash payout	(5,284,198)	(4,435,587)	(2,344,922)
Change in fair value	¥ 267,677	¥ (613,873)	458,846
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)	Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)
Fair value of guarantee derivative liabilities at end of the year (Level 3)	¥ 1,357,601	¥ 861,304	¥ 1,473,853